CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	[1]
Non-current assets
Property and equipment	$ 4,932	$ 6,237
Intangible assets	1,854	2,168
Goodwill	3,816	4,618
Investments in joint ventures and associates	0	1,921
Deferred tax assets	197	336
Other assets	193	263
Total non-current assets	10,992	15,543
Current assets
Inventories	141	72
Trade and other receivables, gross	577	755
Other financial assets	88	1,130
Other assets	479	648
Cash and cash equivalents	1,808	1,314
Total current assets	3,093	3,919
Assets classified as held for sale	17	22
Total assets	14,102	19,484
Equity
Equity attributable to equity owners of the parent	3,670	4,331
Non-controlling interests	(891)	(441)
Total equity	2,779	3,890	[2]
Non-current liabilities
Financial liabilities	6,567	10,362
Provisions	110	123
Deferred tax liabilities	180	376
Other liabilities	53	83
Total non-current liabilities	6,910	10,944
Current liabilities
Trade and other payables	1,432	1,544
Other financial liabilities	1,289	1,268
Provisions	398	422
Other liabilities	1,290	1,401
Total current liabilities	4,409	4,635
Liabilities associated with assets held for sale	4	15
Total equity and liabilities	$ 14,102	$ 19,484

[1]	* Prior year comparatives are restated following the retrospective reversal of reclassification of Deodar assets and liabilities as held for sale and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).
[2]	* Prior year comparatives are restated following the retrospective recognition of depreciation charges in respect of Deodar (see Note 10).